As filed with the Securities and Exchange Commission on April 27,
1998

Securities Act Registration No.  2-51301
Investment Company Act Registration No.	811-2490

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 50

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 50

SMITH BARNEY MONEY FUNDS, INC.
(a Maryland Corporation)
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(212) 816-6474
(Registrant's Telephone Number, including Area Code:)

Christina T. Sydor, Secretary
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent For Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[     ]	Immediately upon filing pursuant to Paragraph 485(b)
[ X ]	On April 30, 1998 pursuant to paragraph 485(b)
[     ]	60 days after filing pursuant to paragraph (a)(1)
[     ]	On (date) pursuant to paragraph (a)(1)
[     ]	75 days after filing pursuant to paragraph (a)(2)
[     ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[    ]	This post-effective amendment designates a new
effective date for a
	previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock




CROSS REFERENCE SHEET
(as required by Rule 495(a)



Part A of Form N-1A	Prospectus Caption

1.	Cover Page		cover page

2.	Synopsis		"Fee Table"

3.	Condensed Financial Information		"Financial Highlights"

4.	General Description of Registrant		"Shares of the Fund"
	cover page
	"Investment Objectives
and
	Policies"

5.	Management of the Fund		"Management of the Fund"
	"Purchase of Shares"

6.	Capital Stock and Other Securities		"Shares of the Fund"
	"Redemption of Shares"
	Cover Page
	"Dividends, Automatic
	Reinvestment and Taxes"

7.	Purchase of Securities Being Offered		"Purchase of
Shares" "Exchange
	Privilege" "Management
of The
	Fund" "Determination of
Net
	Asset Value"

8.	Redemption or Repurchase		"Redemption of Shares"
	"Minimum Account Size"

9.	Legal Proceedings		not applicable


	Statement of Additional
Part B of Form N-1A	Information Caption

10.	Cover Page		cover page

11.	Table of Contents		"Table of
Contents"

12.	General Information and History		not applicable

13.	Investment Objectives and Policies		"Investment
Restrictions and
	Fundamental Policies"

14.	Management of the Registrant		"Directors and
Officers"

15. Control Persons and Principal
	Holders of Securities		"Voting Rights"
	"Directors and Officers"

16.	Investment Advisory and Other Services		See Prospectus -
"Management
	of The Fund" "Directors
and
	Officers"  "The
Management
	Agreement, Plan of
Distribution
	and Other Services"
"Custodian,
	Transfer and Dividend
Disbursing
	Agent"  "Independent
Auditors"

17.	Brokerage Allocation		"See Prospectus -
Management
	of The Fund"

18.	Capital Stock and Other Securities		See Prospectus -
"Shares of the
	Fund" "Voting Rights"
	"Investment Restrictions
and
	Fundamental Policies"

19.	Purchase, Redemptions and Pricing of
	Securities Being Offered		See Prospectus -
"Management
	of the Fund"  "IRA and
Other
	Prototype Retirement
Plans"
	"Valuation of Shares and
	Amortized Cost
Valuation"
	See Prospectus -
"Valuation
	of Shares" See
Prospectus -
	"Purchase of Shares"
"Financial
	Statements

20.	Tax Status		See Prospectus -
	"Dividends, Automatic
	Reinvestment and Taxes"

21.	Underwriters		See Prospectus -
	"Management of The Fund"

22.	Calculation of Performance Data		"Computation of
Yield"
	See Prospectus - "Yield
	Information"

23.	Financial Statements		"Financial
Statements"



Part C of Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.


PART A:	Prospectus

P R O S P E C T U S

                                                                 Smith Barney
                                                                 Money Funds,
                                                                         Inc.

                                                          APRIL 30, 1998

                                                PROSPECTUS BEGINS ON PAGE ONE

LOGO Smith Barney Mutual Funds
     INVESTING FOR YOUR FUTURE.
     EVERY DAY.

PROSPECTUS
                                                          April 30, 1998

Smith Barney Money Funds, Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Money Funds, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments.

  The Fund seeks to provide:

  . Daily Income
  . Convenience
  . Daily Liquidity
  . Stability of Net Asset Value

  Shares of the Fund are offered in three Portfolios:

  . Cash Portfolio
  . Government Portfolio
  . Retirement Portfolio

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           5
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             7
------------------------------------------------
VALUATION OF SHARES                           11
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES   11
------------------------------------------------
PURCHASE OF SHARES                            12
------------------------------------------------
REDEMPTION OF SHARES                          16
------------------------------------------------
EXCHANGE PRIVILEGE                            20
------------------------------------------------
MINIMUM ACCOUNT SIZE                          22
------------------------------------------------
YIELD INFORMATION                             23
------------------------------------------------
MANAGEMENT OF THE FUND                        23
------------------------------------------------
DISTRIBUTOR                                   24
------------------------------------------------
ADDITIONAL INFORMATION                        25
------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. (the "Distributor"). This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

FEE TABLE

  The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of each Portfolio based on its operating expenses for its most recent fiscal year:

                                                  CASH PORTFOLIO AND
                             ALL PORTFOLIOS   GOVERNMENT PORTFOLIO ONLY
                             CLASS A SHARES CLASS C SHARES* CLASS Y SHARES
--------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION
    EXPENSES
    Sales Charge Imposed on
      Purchases                   None           None            None
    Sales Charge Imposed on
      Reinvested Dividends        None           None            None
    Deferred Sales Charge         None**         None**          None
    Redemption Fee                None           None            None
    Exchange Fee                  None           None            None
--------------------------------------------------------------------------

                                                                          RETIREMENT
                              CASH PORTFOLIO       GOVERNMENT PORTFOLIO   PORTFOLIO
                          CLASS A CLASS C CLASS Y CLASS A CLASS C CLASS Y  CLASS A
------------------------------------------------------------------------------------
  ANNUAL PORTFOLIO
      OPERATING EXPENSES
      (AS A PERCENTAGE
      OF AVERAGE
      NET ASSETS)
    Management Fees        0.38%   0.38%   0.38%   0.43%   0.43%   0.43%     0.44%
    12b-1 Fees             0.10    0.10     --     0.10    0.10     --       0.10
    Other Expenses         0.16    0.11     0.5    0.08    0.08    0.08      0.16
------------------------------------------------------------------------------------
  TOTAL PORTFOLIO
    OPERATING EXPENSES     0.64%   0.59%   0.43%   0.61%   0.61%   0.51%     0.70%
------------------------------------------------------------------------------------

  * Class C shares are available for purchase only by Participating Plans (as defined under "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs") opened prior to June 21, 1996, either directly or as part of an exchange privilege transaction with certain other funds of the Smith Barney Mutual Funds. Class C shares of the Government Portfolio that represent previously issued "Class B" shares may only be redeemed or exchanged out of the Fund. See "Purchase of Shares" and "Exchange Privilege."
 ** Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Fund. Class C shares that represent previously issued "Class B" shares of the Government Portfolio may be subject to a CDSC of 1.00% of redemption proceeds. See "Purchase of Shares" and "Redemption of Shares--Contingent Deferred Sales Charge."

  Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Finan-cial Consultant.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."

  SMITH BARNEY MONEY FUNDS, INC.                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
   Cash Portfolio
    Class A                                      $ 7     $20     $36     $80
    Class C                                        6      19      33      74
    Class Y                                        4      14      24      54
   Government Portfolio
    Class A                                        6      20      34      76
    Class C                                        6      20      34      76
    Class Y                                        5      16      29      64
   Retirement Portfolio
    Class A                                        7      22      39      87
-------------------------------------------------------------------------------

  The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                       NET ASSET            DIVIDENDS  NET ASSET                      RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE           NET ASSETS          ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL   END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN (IN MILLIONS) NET INCOME     EXPENSES
------------------------------------------------------------------------------------------------------------------
SMITH BARNEY MONEY FUNDS, INC.
CLASS A
CASH PORTFOLIO:
1997                     $1.00     $0.050    $(0.050)    $1.00    5.12%    $30,827             5.01%         0.64%
1996                      1.00      0.050     (0.050)     1.00    4.98      27,434             4.87          0.62
1995                      1.00      0.054     (0.054)     1.00    5.53      22,969             5.39          0.62
1994                      1.00      0.037     (0.037)     1.00    3.73      17,590             4.10          0.64
1993                      1.00      0.026     (0.026)     1.00    2.63       2,953             2.60          0.64
1992                      1.00      0.033     (0.033)     1.00    3.31       2,841             3.17          0.60
1991                      1.00      0.055     (0.055)     1.00    5.66       1,784             5.55          0.52
1990                      1.00      0.076     (0.076)     1.00    7.92       1,998             7.60          0.52
1989                      1.00      0.086     (0.086)     1.00    8.97       2,088             8.60          0.54
1988                      1.00      0.069     (0.069)     1.00    7.15       1,379             6.93          0.58
GOVERNMENT PORTFOLIO:
1997                      1.00      0.049     (0.049)     1.00    5.04       4,572             4.92          0.61
1996                      1.00      0.048     (0.048)     1.00    4.89       4,353             4.78          0.61
1995                      1.00      0.053     (0.053)     1.00    5.45       4,038             5.31          0.60
1994                      1.00      0.036     (0.036)     1.00    3.63       3,695             4.03          0.61
1993                      1.00      0.025     (0.025)     1.00    2.55         636             2.53          0.61
1992                      1.00      0.032     (0.032)     1.00    3.32         675             3.15          0.55
1991                      1.00      0.054     (0.054)     1.00    5.57         394             5.43          0.49
1990                      1.00      0.074     (0.074)     1.00    7.76         363             7.39          0.49
1989                      1.00      0.082     (0.082)     1.00    8.53         150             8.21          0.51
1988                      1.00      0.066     (0.066)     1.00    6.77         105             6.55          0.54
RETIREMENT PORTFOLIO
1997                      1.00      0.049     (0.049)     1.00    5.03       1,367             4.92          0.71
1996                      1.00      0.048     (0.048)     1.00    4.86       1,355             4.75          0.71
1995                      1.00      0.053     (0.053)     1.00    5.42       1,280             5.28          0.72
1994                      1.00      0.036     (0.036)     1.00    3.67       1,061             3.57          0.70
1993                      1.00      0.026     (0.026)     1.00    2.58       1,184             2.55          0.70
1992                      1.00      0.032     (0.032)     1.00    3.26       1,030             3.21          0.64
1991                      1.00      0.054     (0.054)     1.00    5.58         972             5.44          0.57
1990                      1.00      0.075     (0.075)     1.00    7.83         923             7.51          0.59
1989                      1.00      0.085     (0.085)     1.00    8.86         810             8.48          0.63
1988                      1.00      0.068     (0.068)     1.00    7.03         463             6.84          0.69
------------------------------------------------------------------------------------------------------------------

                       NET ASSET            DIVIDENDS  NET ASSET                        RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE             NET ASSETS          ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL     END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN   (IN MILLIONS) NET INCOME     EXPENSES
--------------------------------------------------------------------------------------------------------------------
SMITH BARNEY MONEY FUNDS, INC.
CLASS C
CASH PORTFOLIO:
1997                     $1.00     $0.051    $(0.051)    $1.00     5.17%     $2,016              5.05%         0.59%
1996                      1.00      0.050     (0.050)     1.00     4.98           2              4.87          0.62
1995                      1.00      0.054     (0.054)     1.00     5.53           2              5.39          0.62
1994 (a)                  1.00      0.007     (0.007)     1.00    0.007++         1              4.77+         0.62+
GOVERNMENT PORTFOLIO:
1997                      1.00      0.049     (0.049)     1.00     5.04         502              4.90          0.61
1996                      1.00      0.048     (0.048)     1.00     4.89           1              4.78          0.61
1995                      1.00      0.053     (0.053)     1.00     5.46           2              5.36          0.60
1994 (b)                  1.00      0.036     (0.036)     1.00     3.63           4              3.78          0.61
1993 (c)                  1.00      0.025     (0.025)     1.00     2.55++        .2              2.52+         0.62+
--------------------------------------------------------------------------------------------------------------------
CLASS Y
CASH PORTFOLIO:
1997                      1.00      0.052     (0.052)     1.00     5.32      63,985              5.22          0.43
1996                      1.00      0.051     (0.051)     1.00     5.09          52              4.97          0.52
1995                      1.00      0.054     (0.054)     1.00     5.50          30              5.29          0.51
1994 (d)                  1.00     0.0004    (0.0004)     1.00   0.0004++        .5              5.23+         0.53+
GOVERNMENT PORTFOLIO:
1997                      1.00      0.050     (0.050)     1.00     5.14       7,430              4.98          0.51
1996                      1.00      0.049     (0.049)     1.00     4.99          52              4.88          0.51
1995                      1.00      0.054     (0.054)     1.00     5.55           5              5.51          0.50
1994 (e)                  1.00      0.036     (0.036)     1.00     3.65           1              3.58          0.60
1993 (f)                  1.00      0.025     (0.025)     1.00     2.55++         2              2.52+         0.62+
--------------------------------------------------------------------------------------------------------------------

(a) Inception date November 10, 1994.
(b) Represents previously issued "Class B" shares, which were renamed "Class C" shares on November 7, 1994.
(c) Inception date March 5, 1993.
(d) Inception date December 29, 1994.
(e) Represents previously issued "Class C" shares, which were renamed "Class Y" shares on November 7, 1994.
(f) Inception date October 28, 1993.
 + Annualized.
 ++Total return is not annualized, as it may not be representative of the total return for that period.

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objectives are maximum current income and preservation of capital. The Fund seeks to achieve its objectives with three separate money market portfolios -- the Government Portfolio, which invests exclusively in U.S. Government Obligations and related repurchase agreements, and the Cash Portfo-lio and the Retirement Portfolio, both of which may invest in Bank Obligations and high quality Commercial Paper, Corporate Obligations and Municipal Obliga-tions, in addition to U.S. Government Obligations and related repurchase agree-ments. The Fund operates as a money market fund, and utilizes certain invest-ment policies so that, to the extent reasonably possible, each Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, a Portfolio will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average portfolio maturity in excess of 90 days (securities used as collateral for repurchase agreements are not subject to these restrictions).

  The Fund's investments are limited to United States dollar-denominated instruments (and repurchase agreements thereon) that, at the time of acquisi-tion (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs", securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. and Thomson BankWatch.

  The following is a description of the types of money market instruments in which the Fund may invest:

  U.S. Government Obligations -- Obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Govern-ment National Mortgage Association, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Admin-istration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Interme-diate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Federal National Mort-gage Association). Some of these securities (such as Treasury bills) are sup-ported by the full faith and credit of the U.S. Treasury; others (such as obli-gations of the Federal

Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of the Student Loan Market-ing Association) are supported only by the credit of the particular agency or instrumentality.

  Repurchase Agreements -- The Fund may enter into repurchase agreement trans-actions with any broker/dealer or other financial institution, including the Fund's custodian, that is deemed creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement arises when the Fund acquires a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash at no market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Fund will not enter into a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of that Portfo-lio's net assets at that time would be comprised of repurchase agreements maturing in more than seven days and/or any other investments deemed to be illiquid.

  The following are permitted investments for the Cash and Retirement Portfo-lios; the Government Portfolio will invest only in U.S. Government Obligations and repurchase agreements secured by such obligations.

  Commercial Paper and Other Short-term Obligations: Commercial paper (includ-ing variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs. Short-term obli-gations also include mortgage-related or asset-backed debt or debt-like instruments, including pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality ratings from NRSROs. Commer-cial paper and such other short-term obligations will be rated in the highest category for short-term debt obligations by the Requisite NRSROs at the time of acquisition by the Fund, or will be unrated securities determined to be comparable thereto.

  High Quality Corporate Obligations -- Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the two highest rating categories by the Requisite NRSROs and (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating. A Portfolio will invest only in corporate obligations with remaining maturities of 13 months or less.

  Bank Obligations -- Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Fed-eral Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (in-cluding obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Fund will not be fully insured. The Cash Portfolio and the Retirement Portfolio each will not purchase a fixed time deposit with an ultimate maturity of more than six months, and will limit its investment in fixed time deposits maturing from two business to seven calendar days and/or any other investments deemed to be illiquid to 10% of its net assets.

  The Cash Portfolio and the Retirement Portfolio each will maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. Each such Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instru-ments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash and Retirement Portfolios may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

  Foreign Investments. Investments in securities issued by foreign banks or foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. The Cash Portfolio and Retirement Portfolio may invest in Eurodollar and Yankee obligations, which are certifi-cates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. The risks of Eurodollar and Yankee obligations include the pos-sibility that a foreign government will not allow U.S. dollar-denominated assets to leave the foreign country and the possi-bility that adverse political or economic developments will affect investments in a foreign country.

  High Quality Municipal Obligations -- Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance a Portfolio's yield. Each of the Cash and Retirement Portfolios will not invest more than 10% of its total assets in municipal obligations.

The following pertains to each Portfolio:


  Each Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or it needs to generate cash to satisfy redemptions. In such cases, a Portfolio may realize a gain or loss.

  Each Portfolio may borrow money from banks for temporary or emergency purpos-es, including for the purpose of accommodating requests for the redemption of shares while effecting an orderly liquidation of portfolio securities, and not for leveraging purposes.

  The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), certain requirements of which are summarized as follows. In accor-dance with Rule 2a-7, each Portfolio will maintain a dollar-weighted average portfo-lio maturity of 90 days or less, purchase only instruments which, with any related features, have remaining maturities of 13 months or less, and invest only in U.S. dollar denominated securities. For further information regarding the amortized cost method, see "Valuation of Shares and Amortized Cost Valua-tion" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  General changes in interest rates result in increases or decreases in the market value of the obligations held by a Portfolio (but do not affect the amortized cost valuations). The market value of the obligations held by each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

  None of the Fund's Portfolios may change its investment objective without the "vote of a majority of the outstanding voting securities" as defined in the Act. (See "Voting Rights" in the Statement of Additional Information).

  Year 2000. The investment management services provided to the Fund by Mutual Management Corp. (the "Manager") and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Bar-ney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES

  The net asset value per share of each Portfolio is determined as of 12 noon New York City time on each day that the New York Stock Exchange ("NYSE") is open by dividing the Portfolio's net assets attributable to each Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. As noted above, the Fund employs the amortized cost method of valuing portfolio securities and seeks to continue to maintain a constant net asset value of $1.00 per share. See "Valuation of Shares and Amortized Cost Valuation" in the Statement of Additional Information.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

  Each Portfolio declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be reinvested in shares of the same Class of the same Portfolio unless a shareholder has elected to receive distributions in cash. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class A and Class C shares of the Cash Portfolio and the Government Portfolio may be less than the per share dividends of Class Y shares of each such Portfo-lio principally as a result of the service fee applicable to Class A and Class C shares. Long-term capital gains, if any, will be in the same per share amount for each Class and will be distributed annually.

  The Fund has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regu-lated investment company, the Fund will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distributions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Internal Revenue Code, no portion of the Fund's distributions will be eligible for the dividends received deduction for corporations.

PURCHASE OF SHARES


  Shares may be purchased through a brokerage account maintained with Smith Barney Inc. ("Smith Barney"). Shares may also be purchased through a bro-ker that clears securities transactions through Smith Barney on a fully dis-closed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Share certifi-cates are issued only upon a shareholder's written request to First Data.

  For shares purchased through a brokerage account maintained with Smith Barney, Smith Barney has advised the Fund that depending on the type of securities account, its clients' free credit balances (i.e., immediately available funds) will be invested automatically in full shares of the designated Portfolio either on a daily or weekly basis. In addition to this "sweep" service, share-holders who open a Smith Barney FMA PLUSSM account, which is a full service investment account, will also be able to take advantage of, among other things: a free Individual Retirement Account ("IRA"), free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Smith Barney clients should contact their Financial Con-sultant for more complete information. A complete record of Fund dividends, purchases and redemptions will be included on such shareholders' regular Smith Barney statements.

  A. CASH PORTFOLIO AND GOVERNMENT PORTFOLIO

  The minimum initial investment for Class A is $1,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50, except for purchases through (a) IRAs and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respec-tively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), for which the minimum initial and subsequent investments are $25. There are no minimum investment requirements in Class A shares for employees of Travelers Group Inc. ("Travelers") and its subsidiaries, including Smith Barney, and Directors or Trustees of any Travelers-affiliated funds, including the Smith Barney Mutual Funds, and their spouses and children. The minimum initial investment for Class Y is $15,000,000 for each Cash Portfolio and Government Portfolio account (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount) and the minimum subse-quent investment is $50. For shareholders purchasing shares of a Portfolio through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $50. In addition, Class Z shares, which are offered pursuant to a separate prospectus, are offered Exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates.

  Class A and Class Y shares of the Cash Portfolio and Government Portfolio are available for purchase directly by investors. Class C shares of the Cash Portfolio and Government Portfolio are available for purchase only by Partici-pating Plans (as defined under "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs") opened prior to June 21, 1996, either directly or as part of an exchange privilege transaction with certain other funds sponsored by Smith Barney. Class C shares of the Government Portfolio that represent previously issued "Class B" shares may only be redeemed or exchanged out of the Fund.

  B. RETIREMENT PORTFOLIO

  Shares of the Retirement Portfolio are offered exclusively to retirement plans under Sections 401 and 408 of the Internal Revenue Code. To purchase these shares, a brokerage account for your retirement plan must be established with Smith Barney upon completion of an account application available from your Finan-cial Consultant. Smith Barney has advised the Fund that the minimum initial purchase is $200 for each Retirement Portfolio account, and subsequent invest-ments may be $1.00 or more. Smith Barney also has advised the Fund that on each business day it will automatically invest all good funds of $1.00 or more in the brokerage account in full shares of the Retirement Portfolio, and there is no charge for this service.

  The Fund's shares are sold continuously at their net asset value next deter-mined after a purchase order is received and becomes effective. A purchase order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Fund shares are paid for in Fed-eral funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introduc-ing Broker, the order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after 12 noon on any busi-ness day are effective as of the next time the net asset value is determined. When orders for the purchase of Fund shares are paid for other than in Federal funds, Smith Barney or the Introducing Broker, acting on behalf of the invest-or, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund, Smith Barney or the Introducing Broker. Shares purchased directly through First Data begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder, to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Cash Portfolio and Government Portfolio each offers to Participating Plans Class A shares as an investment choice under the Smith Barney 401(k) and ExecChoice(TM) Programs, provided the Participating Plan makes an initial investment of $1,000,000 or more in Class A shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A shares acquired by other investors; however, they are not subject to any ini-tial sales charge or contingent deferred sales charge ("CDSC").

  Class C shares of the Cash Portfolio and Government Portfolio are not avail-able for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan opened prior to such date and originally investing in such Class. Class C shares acquired are not subject to any sales charge or CDSC.

  In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money marketSmith Bar-ney Mutual Funds equal at least $500,000 as of the calendar year-end, the Par-ticipating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Participating Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio.

  Participating Plans wishing to acquire shares of the Cash Portfolio and Gov-ernment Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

REDEMPTION OF SHARES

  Shareholders may redeem their shares without charge on any day the Fund cal-culates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before 12 noon, New York time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, New York time, are priced at the net asset value next determined. Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Bar-ney, the Introducing Broker or First Data endorsed for transfer (or accompa-nied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by First Data in proper form.

  The Fund normally transmits redemption proceeds on the business day follow-ing receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A share-holder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cash-ier's check.

  Fund shareholders who purchase securities through Smith Barney or an Intro-ducing Broker may take advantage of special redemption procedures under which Class A shares of the Fund will be redeemed automatically to the extent neces-sary to satisfy debit balances arising in the shareholder's account with Smith Barney or the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by settlement date, the number of Fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see "Redemption of Shares-- Contingent Deferred Sales Charge") are not eligible for such automatic redemp-tion and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with Smith Barney or the Introducing Broker may be margined to satisfy debit balances if sufficient Fund shares that are not subject to any applicable

CDSC are unavailable. No fee is currently charged with respect to these auto-matic transactions. Shareholders not wishing to participate in these arrange-ments should notify their Smith Barney Financial Consultant or the Introducing Broker.

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is con-firmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

 CONTINGENT DEFERRED SALES CHARGE -- CASH PORTFOLIO AND GOVERNMENT PORTFOLIO

  Class A shares of the Cash Portfolio and Government Portfolio and Class C shares of the Government Portfolio that represent previously issued "Class B" shares acquired as part of an exchange privilege transaction, which were orig-inally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A and Class C shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Smith Barney. The CDSC will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original Fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class C shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain dis-tribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

  The CDSC on Class A and Class C shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemp-tion of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  For information concerning the CDSC applicable to Class A and Class C shares acquired through the Smith Barney 401(k) or ExecChoice(TM) Program, see "Pur-chase of Shares."

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other terms or require-ments of the fund into which exchanges are made and a sales charge may apply.

 FUND NAME

  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

  Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc. -- Large Cap Value Fund

    Smith Barney Large Cap Blend Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    *Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    **Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc. -- U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    Smith Barney Intermediate Maturity California Municipals Fund

    Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
    Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global--International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
    Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio

    Smith Barney Concert Allocation Series Inc. -- Global Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

  Money Market Funds
    Smith Barney Municipal Money Market Fund, Inc.
   **Smith Barney Muni Funds -- California Money Market Portfolio
   **Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------
 * Available for exchange with Class A and Class C shares of the Fund.
** Available for exchange with Class A and Class Y shares of the Fund.

  Class A Exchanges. Class A shares of each Portfolio will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

  Class Y Exchanges. Class Y shareholders of a Portfolio who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Excessive exchange transactions may be detrimental to each Portfolio's performance and its share-holders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a Portfolio's other shareholders. In this event the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privi-leges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Fund reserves the right to mod-ify or discontinue exchange privileges upon 60 days' prior notice to share-holders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to redeem involuntarily any shareholder's account in the Cash Portfolio or the Government Portfolio if the aggregate net asset value of the shares held in the account in either Portfolio is less than $500, and to redeem involuntarily any shareholder's account in the Retirement Portfolio if the aggregate net asset value of the shares held in the account is less than $100. With respect to the Cash Portfolio and Government Portfo-lio, any applicable CDSC will be deducted from the proceeds of this redemp-tion. (If a shareholder has more than one account in these Portfolios, each account must satisfy the minimum account size.) Before the Board of Directors of the Fund elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the mini-mum to avoid involuntary redemption.

YIELD INFORMATION

  From time to time the Fund may advertise the yield and effective yield of its Portfolios. For the Cash Portfolio and Government Portfolio, the Fund may advertise the yield and effective yield of Class A, Class C and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio or a Class refers to the net investment income generated by an investment in the Portfo-lio or the Class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the com-pounding effect of the assumed reinvestment.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's investment manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

  Mutual Management Corp. ("MMC" or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) was incorporated in 1968 under the laws of Delaware. It is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., the parent company of Smith Barney. Salomon Smith Barney Holdings Inc. is a wholly-owned subsidiary of Travelers, which is a diversified financial services holding company engaged, through its subsidiaries, princi-pally in four business segments: Investment Services, Consumer Finance Servic-es, Life Insurance Services and Property & Casualty Insurance Services.

  MMC, Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013. MMC is also the investment manager for numerous other investment companies, and had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion. For the Fund's last fiscal year the effective rate of the management fee was 0.38% of the Cash Portfolio's average daily net assets, 0.43% of the Government Portfo-lio's average daily net assets and 0.44% of the Retirement Portfolio's average daily net assets. Total expenses for the Cash Portfolio were 0.64% of the average daily net assets for Class A shares, 0.59% for Class C shares and 0.43% of the aver-age daily net assets for Class Y shares. Total expenses for the Government Portfolio were 0.61% of the average daily net assets for each of the Class A and Class C shares and 0.51% of the average daily net assets for Class Y shares. Total expenses for the Retirement Portfolio were 0.71% of the average daily net assets. The Portfolios' management agreements provide for compensa-tion of the Manager at the following annual rates: Cash Portfolio--0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; Government Portfolio--0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion; and Retirement Portfolio--0.45% on the first $1 billion of the Portfo-lio's net assets, 0.40% on the next $1 billion and 0.35% on net assets in excess of $2 billion.

  Under each management agreement, MMC is responsible for furnishing or causing to be furnished to each Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of each Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

  The term "Smith Barney" in the title of the Fund has been adopted by permis-sion of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

DISTRIBUTOR

  Smith Barney serves as principal underwriter of shares of the Fund. The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the "Plan") under which a service fee is paid by Class A and Class C shares to Smith Barney at an annual rate of 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay its Financial Consul-tants for servicing shareholder accounts for as long as a shareholder remains a holder of the Class. The service fee is also spent by Smith Barney on the fol-lowing types of expenses: (1) the pro rata share of other employment costs of such Financial Consultants (e.g., FICA, employee benefits, etc.); (2) employ-ment expenses of home office personnel primarily responsible for providing service to a Portfolio's shareholders and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations).

  Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

ADDITIONAL INFORMATION

  The Fund, an open-end, diversified management investment company, was incor-porated under Maryland law on May 28, 1974. The Fund currently has outstanding three series of shares, representing shares in separate Portfolios -- the Cash Portfolio, the Government Portfolio and the Retirement Portfolio -- and the Fund's Board of Directors may authorize the creation of additional series of shares. Each share of a Portfolio or Class represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discre-tion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as other-wise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of each Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

                                                 SMITH BARNEY
                                                 -------------------------------
                                                 A Member of TravelersGroup LOGO









                                                  SMITH BARNEY MONEY FUNDS, INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 2322 4/98

P R O S P E C T U S



                                                                 Smith Barney
                                                                 Money Funds,
                                                                         Inc.
                                                          Class Z Shares Only

                                                          APRIL 30, 1998
                                                PROSPECTUS BEGINS ON PAGE ONE




LOGO  Smith Barney Mutual Funds
      Investing for your future.
      Every day.

PROSPECTUS
                                                          April 30, 1998

Smith Barney Money Funds, Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Money Funds, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments.

  The Fund seeks to provide: daily income, convenience, daily liquidity and stability of net asset value.

  Class Z Shares of the Fund are offered in two Portfolios: Cash Portfolio and Government Portfolio.

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including management fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future refer-ence.

  The Class Z shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans"). Shares of other classes are offered pursuant to a separate prospectus.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           4
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             5
------------------------------------------------
VALUATION OF SHARES                            9
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES    9
------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES   10
------------------------------------------------
YIELD INFORMATION                             11
------------------------------------------------
MANAGEMENT OF THE FUND                        11
------------------------------------------------
DISTRIBUTOR                                   12
------------------------------------------------
ADDITIONAL INFORMATION                        12
------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. (the "Distributor"). This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

FEE TABLE

  The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on its operating expenses for its most recent fiscal year:

                                               CASH    GOVERNMENT
                                             PORTFOLIO PORTFOLIO
-----------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management Fees                            0.38%      0.43%
    Other Expenses                             0.06       0.08
-----------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                0.44%      0.51%
-----------------------------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table includes fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Fund."

  SMITH BARNEY MONEY FUNDS, INC.                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Cash Portfolio                               $ 5     $14     $25     $55
    Government Portfolio                           5      16      29      64

  The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR EACH SHARE OF CLASS Z CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                       NET ASSET            DIVIDENDS  NET ASSET           RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE           NET ASSETS         ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL   END OF YEAR ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN    (000S)     EXPENSES      NET INCOME
-----------------------------------------------------------------------------------------------------------------
CASH PORTFOLIO:
1997                     $1.00     $0.052    $(0.052)    $1.00    5.33%        $6             0.44%         5.21%
1996                      1.00      0.051     (0.051)     1.00    5.06          6             0.53          4.96
1995                      1.00      0.055     (0.055)     1.00    5.63          5             0.52          5.49
1994(a)                   1.00      0.006     (0.006)     1.00    0.60++        5             0.47+         5.12+
GOVERNMENT PORTFOLIO:
1997                      1.00      0.050     (0.050)     1.00    5.14     51,210             0.51          5.03
1996                      1.00      0.049     (0.049)     1.00    4.99     36,840             0.51          4.88
1995                      1.00      0.054     (0.054)     1.00    5.56     31,113             0.50          5.42
1994(b)                   1.00      0.007     (0.007)     1.00    0.70++   29,669             0.51+         4.93+

--------------------------------------------------------------------------------
(a)For the period from November 15, 1994 (inception date) to December 31, 1994.
(b)For the period from November 9, 1994 (inception date) to December 31, 1994. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+Annualized.

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objectives are maximum current income and preservation of capital. The Fund seeks to achieve its objectives with three separate money market portfolios, two of which are available for purchasers of Class Z shares -- the Government Portfolio, which invests exclusively in U.S. Govern-ment Obligations and related repurchase agreements, and the Cash Portfolio, which may invest in Bank Obligations and high quality Commercial Paper and other short-term obligations, Corporate Obligations and Municipal Obligations, in addition to U.S. Government Obligations and related repurchase agreements. The Fund operates as a money market fund, and utilizes certain investment pol-icies so that, to the extent reasonably possible, each Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, a Portfolio will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average portfolio maturity in excess of 90 days (securities used as collateral for repurchase agreements are not subject to these restrictions).

  The Fund's investments are limited to United States dollar-denominated instruments (and repurchase agreements thereon) that, at the time of acquisi-tion (including any related credit enhancement features) have received a rat-ing in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs", securities of issuers that have received such rating with respect to other comparable securities, and comparable unrated securi-ties. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. and Thomson BankWatch.

  The following is a description of the types of money market instruments in which the Fund may invest:

  U.S. Government Obligations -- Obligations issued or guaranteed as to pay-ment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage Association, the Student Loan Marketing Associa-tion, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Fed-eral Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Fed-eral National Mortgage Association). Some of these securities (such as Trea-sury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Fed-eral Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of the Student Loan Mar-keting Association) are supported only by the credit of the particular agency or instrumentality.

  Repurchase Agreements -- The Fund may enter into repurchase agreement trans-actions with any broker/dealer or other financial institution, including the Fund's custodian, that is deemed creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement arises when the Fund acquires a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transac-tions afford an opportunity for the Fund to invest temporarily available cash at no market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the col-lateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The Fund will not enter into a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of that Portfolio's net assets at that time would be comprised of repurchase agreements maturing in more than seven days and/or any other investments deemed to be illiquid.

  The following are permitted investments for the Cash Portfolio; the Govern-ment Portfolio will invest only in U.S. Government Obligations and repurchase agreements secured by such obligations.

  Commercial Paper and Other Short-term Obligations -- Commercial paper (in-cluding variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs. Short-term obli-gations also include mortgage-related or asset-backed debt or debt-like instru-ments, including pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by suffi-cient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality ratings from NRSROs. Commercial paper and such other short-term obligations will be rated in the highest cate-gory for short-term debt obligations by the Requisite NRSROs at the time of acquisition by the Fund, or will be unrated securities determined to be compa-rable thereto.

  High Quality Corporate Obligations -- Obligations of corporations that are originally issued with a maturity of more than 397 days and are: (1) rated as long-term debt obligations in the two highest rating categories by the Requi-site NRSROs and (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating. The Cash Portfolio will invest only in cor-porate obligations with remaining maturities of 13 months or less.

  Bank Obligations -- Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Fund will not be fully insured. The Cash Portfolio will not purchase a fixed time deposit with an ultimate maturity of more than six months, and will limit its investment in fixed time deposits maturing from two business to seven cal-endar days and/or any other investments deemed to be illiquid to 10% of its net assets.

  The Cash Portfolio will maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. The Cash Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in London, the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

  Foreign Investments -- Investments in securities issued by foreign banks or foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting stan-dards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. The Cash Portfolio may invest in Eurodollar and Yankee obligations, which are certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. The risks of Eurodollar and Yankee obligations include the possibility that a foreign government will not allow U.S. dollar-denominated assets to leave the foreign country and the possibility that adverse political or economic developments will affect investments in a foreign country.

  High Quality Municipal Obligations -- Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance the Cash Portfolio's yield. The Cash Portfolio will not invest more than 10% of its total assets in municipal obligations.

The following pertains to both Portfolios:


  Each Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or it needs to generate cash to satisfy redemptions. In such cases, a Portfolio may realize a gain or loss.

  Each Portfolio may borrow money from banks for temporary or emergency purpos-es, including for the purpose of accommodating requests for the redemption of shares while effecting an orderly liquidation of portfolio securities, and not for leveraging purposes.

  The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), certain requirements of which are summarized as follows. In accor-dance with Rule 2a-7, each Portfolio will maintain a dollar-weighted average portfo-lio maturity of 90 days or less, purchase only instruments which, with any related features, have remaining maturities of 13 months or less, and invest only in U.S. dollar denominated securities. For further information regarding the amortized cost method, see "Valuation of Shares and Amortized Cost Valua-tion" in the Statement of Additional Information. There can be no Assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  General changes in interest rates result in increases or decreases in the market value of the obligations held by a Portfolio (but do not affect the amortized cost valuations). The market value of the obligations held by each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the oppo-site can be expected to occur.

  None of the Fund's Portfolios may change its investment objective without the "vote of a majority of the outstanding voting securities" as defined in the Act. (See "Voting Rights" in the Statement of Additional Information).

  Year 2000 -- The investment management services provided to the Fund by Mutual Management Corp. (the "Manager") and the services provided to sharehold-ers by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the man-ner in which dates were encoded and calculated. That failure could have a nega-tive impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addi-tion, the Manager has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manag-er, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at the time.

VALUATION OF SHARES

  The net asset value per share of each Portfolio's Class Z shares is deter-mined as of 12 noon New York City time on each day that the New York Stock Exchange ("NYSE") is open by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total num-ber of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settle-ment of securities may otherwise occur. As noted above, the Fund employs the amortized cost method of valuing portfolio securities and seeks to continue to maintain a constant net asset value of $1.00 per share. See "Valuation of Shares and Amortized Cost Valuation" in the Statement of Additional Informa-tion.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES


  Each Portfolio declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be reinvested in additional Class Z shares of the same Portfolio. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class Z shares of each Portfolio may be higher than the per share dividends of each Portfolio's other Classes princi-pally as a result of lower fees applicable to Class Z shares. Long-term capital gains, if any, will be in the same per share amount for each Class and will be distributed annually.

  The Fund has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regu-lated investment company, the Fund will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distributions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Internal Revenue Code, no portion of the Fund's distributions will be eligible For the dividends received deduction for corporations.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of each Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. The Fund reserves the right to reject any order to purchase its shares and to suspend the offering of shares from time to time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  The Fund's shares are sold continuously at their net asset value next deter-mined after a purchase order is received and becomes effective. A purchase order becomes effective when Smith Barney receives, or converts the purchase amount into, Federal funds (i.e., monies of members banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). The order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after 12 noon on any business day are effective as of the next time the net asset value is determined. Shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

  Shareholders may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before 12 noon, New York time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, New York time, are priced at the net asset value next determined. Shareholders acquiring Class Z shares through a Smith Barney Qualified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

YIELD INFORMATION


  From time to time the Fund may advertise the yield and effective yield of the Portfolios' Class Z shares. These yield figures are based on historical earn-ings and are not intended to indicate future performance. The yield refers to the net investment income generated by an investment in the Class over a spe-cific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated simi-larly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

MANAGEMENT OF THE FUND

  Mutual Management Corp. ("MMC" or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) manages the day to day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Board of Directors of the Fund. MMC is a subsidiary of Salomon Smith Barney Holdings Inc., which is a subsidiary of Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. MMC, Smith Barney and Salomon Smith Barney Hold-ings Inc. are each located at 388 Greenwich Street, New York, New York 10013. MMC is also the investment manager for numerous other investment companies, and had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion. For the Fund's last fiscal year the effective rate of the man-agement fee was 0.38% of the Cash Portfolio's average daily net assets and 0.43% of the Government Portfolio's average daily net assets, and total expenses were 0.44% and 0.51% of average daily net assets, respectively. The Portfo-lios' management agreements provide for daily compensation of the Manager at the following annual rates: Cash Portfolio--0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; and Government Portfolio--0.45% on the first $2.5 billion of the Port-folio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion.

DISTRIBUTOR

  Smith Barney serves as principal underwriter of shares of the Fund. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

ADDITIONAL INFORMATION

  The Fund, an open-end, diversified management investment company, was incor-porated under Maryland law on May 28, 1974. The Fund currently has outstanding three series of shares, representing shares in separate Portfolios -- the Cash Portfolio, the Government Portfolio and the Retirement Portfolio -- and the Fund's Board of Directors may authorize the creation of additional series of shares. Each share of a Portfolio or Class represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discre-tion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as other-wise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of each Portfolio's invest-ments.

  First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corporation, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mail-ing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or First Data.

                                                                    SMITH BARNEY
                                                                    ------------

                                               A Member of TravelersGroup [LOGO]







                                                                    SMITH BARNEY
                                                               MONEY FUNDS, INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 0669 4/98

CASH PORTFOLIO PROSPECTUS
                                            April 30, 1998

--------------------------------------------------------------------------------
3100 Breckinridge Blvd., Bldg. 200

Duluth, Georgia 30099-0062
(800) 544-5445

  The Cash Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney Money Funds, Inc. (the "Fund"). The Portfolio is a money market fund that invests in high quality money market instruments.

  The Portfolio seeks to provide:
  .Daily Income
  .Convenience
  .Daily Liquidity
  .Stability of Net Asset Value

  The Portfolio offers one Class of shares (Class A shares) to investors pur-chasing through Registered Representatives of PFS Investments Inc. ("PFS Investments"). In addition to Class A shares, the Portfolio offers Class C and Class Y shares to investors purchasing through Smith Barney Inc. ("Smith Bar-ney"), a distributor of the Fund. Those shares have different expenses than Class A shares, which may affect performance, and are offered by a separate prospectus.

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above, or by contact-ing a PFS Investments Registered Representative.

  The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

PFS DISTRIBUTORS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           4
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             6
------------------------------------------------
VALUATION OF SHARES                           10
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES   10
------------------------------------------------
PURCHASE OF SHARES                            11
------------------------------------------------
REDEMPTION OF SHARES                          12
------------------------------------------------
EXCHANGE PRIVILEGE                            15
------------------------------------------------
MINIMUM ACCOUNT SIZE                          17
------------------------------------------------
YIELD INFORMATION                             17
------------------------------------------------
MANAGEMENT OF THE FUND                        17
------------------------------------------------
DISTRIBUTOR                                   18
------------------------------------------------
ADDITIONAL INFORMATION                        18
------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the PFS Distributors, Inc. (the "Distributor"). This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

FEE TABLE                                                                  DATE

  The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Portfolio based on its operating expenses for its most recent fiscal year:

 CASH PORTFOLIO--CLASS A
------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases              None
 Sales Charge Imposed on Reinvested Dividends   None
 Deferred Sales Charge                          None*
 Redemption Fee                                 None
 Exchange Fee                                   None
------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
 (as a percentage of average net assets)
 Management Fees                                0.38%
 12b-1 Fees                                     0.10
 Other Expenses                                 0.16
------------------------------------------------------
 TOTAL PORTFOLIO OPERATING EXPENSES             0.64%
------------------------------------------------------

  * Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Portfolio. See "Redemption of Shares--Contingent Deferred Sales Charge."

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."

  CASH PORTFOLIO--CLASS A                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:                           $ 7     $20     $36     $80

--------------------------------------------------------------------------------

  The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Portfolio's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS                                                       DATE

 The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF CLASS A STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                         YEAR      YEAR      YEAR
                                        ENDED     ENDED     ENDED
CASH PORTFOLIO                         12/31/97  12/31/96  12/31/95
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------
 Net Investment Income                   0.050     0.050     0.054
 Dividends from Net Investment Income   (0.050)   (0.050)   (0.054)
-------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------
TOTAL RETURN                              5.12%     4.98%     5.53%
-------------------------------------------------------------------
NET ASSETS, END OF YEAR (IN MILLIONS)  $30,827   $27,434   $22,969
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Net Income                               5.01%     4.87%     5.39%
 Expenses                                 0.64%     0.62      0.62
-------------------------------------------------------------------

   YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
  ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
 12/31/94   12/31/93    12/31/92    12/31/91    12/31/90    12/31/89    12/31/88
--------------------------------------------------------------------------------
 $  1.00    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------
   0.037      0.026       0.033       0.055       0.076       0.086       0.069
  (0.037)    (0.026)     (0.033)     (0.055)     (0.076)     (0.086)     (0.069)
--------------------------------------------------------------------------------
 $  1.00    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------
    3.73%      2.63%       3.31%       5.66%       7.92%       8.97%       7.15%
--------------------------------------------------------------------------------
 $17,590    $ 2,953     $ 2,841     $ 1,784     $ 1,998     $ 2,088     $ 1,379
--------------------------------------------------------------------------------
    4.10%      2.60%       3.17%       5.55%       7.60%       8.60%       6.93%
    0.64       0.64        0.60        0.52        0.52        0.54        0.58
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES                                         DATE

  The Portfolio's investment objectives are maximum current income and preser-vation of capital. The Portfolio seeks to achieve its objectives by investing in Bank Obligations and high quality Commercial Paper and other short-term obligations, Corporate Obligations and Municipal Obligations, in addition to U.S. Government Obligations and related repurchase agreements. The Portfolio operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the Portfolio will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average portfolio matu-rity in excess of 90 days (securities used as collateral for repurchase agree-ments are not subject to these restrictions).

  The Portfolio's investments are limited to United States dollar-denominated instruments (and repurchase agreements thereon) that, at the time of acquisi-tion (including any related credit enhancement features) have received a rat-ing in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs", securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securi-ties. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. and Thomson BankWatch.

  The following is a description of the types of money market instruments in which the Portfolio may invest:

  U.S. Government Obligations--Obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Govern-ment National Mortgage Association, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Cor-poration, the U.S. Postal Service, the Federal Financing Bank and the Federal National Mortgage Association). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obliga-tions of the Student Loan Marketing Association) are supported only by the credit of the particular agency or instrumentality.

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)                             DATE

  Repurchase Agreements--The Portfolio may enter into repurchase agreement transactions with any broker/dealer or other financial institution, including the Fund's custodian, that is deemed creditworthy by the Manager, under guide-lines approved by the Board of Directors. A repurchase agreement arises when the Portfolio acquires a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transac-tions afford an opportunity for the Portfolio to invest temporarily available cash at no market risk. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Portfolio's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited, or the Portfo-lio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Portfolio will not enter into a repurchase agreement if, as a result thereof, more than 10% of its net assets at that time would be comprised of repurchase agreements maturing in more than seven days and/or any other investments deemed to be illiquid.

  The following are permitted investments for the Portfolio:

  Commercial Paper and Other Short-term Obligations--Commercial paper (includ-ing variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs. Short-term obli-gations also include mortgage-related or asset-backed debt or debt-like instru-ments, including pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by suffi-cient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality ratings from NRSROs. Commercial paper and such other short-term obligations will be rated in the highest cate-gory for short-term debt obligations by the Requisite NRSROs at the time of acquisition by the Fund, or will be unrated securities determined to be compa-rable thereto.

  High Quality Corporate Obligations--Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the two highest rating categories by the Req-uisite NRSROs and (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations, or are otherwise comparable to short-term debt obliga-tions having such a rating. The Portfolio will invest only in corporate obliga-tions with remaining maturities of 13 months or less.

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)                             DATE

  Bank Obligations--Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Fed-eral Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (in-cluding obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Fund will not be fully insured. The Portfolio will not purchase a fixed time deposit with an ultimate maturity of more than six months, and will limit its investment in fixed time deposits maturing from two business to seven calendar days and/or any other investments deemed to be illiquid to 10% of its net assets.

  The Portfolio will maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidi-aries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addi-tion, the Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

  Foreign Investments--Investments in securities issued by foreign banks orforeign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting stan-dards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. The Cash Portfolio may invest in Eurodollar and Yankee obligations, which are certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. The risks of Eurodollar and Yankee obligations include the possibility that a foreign gov-ernment will not allow U.S. dollar-denominated assets to leave the foreign country and the possibility that adverse political or economic developments will affect investments in a foreign country.

  High Quality Municipal Obligations--Debt obligations of states, cities, coun-ties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance the Portfolio's

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)                             DATE

yield. The Portfolio will not invest more than 10% of its total assets in municipal obligations.

  The Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or it needs to generate cash to satisfy redemptions. In such cases, the Portfolio may realize a gain or loss.

  The Portfolio may borrow money from banks for temporary or emergency purposes, including for the purpose of accommodating requests for the redemp-tion of shares while effecting an orderly liquidation of portfolio securities, and not for leveraging purposes.

  The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), certain requirements of which are summarized as follows. In accor-dance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfo-lio maturity of 90 days or less, purchase only instruments which, with any related features, have remaining maturities of 13 months or less, and invest only in U.S. dollar denominated securities. For further information regarding the amortized cost method, see "Valuation of Shares and Amortized Cost Valua-tion" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  General changes in interest rates result in increases or decreases in the market value of the obligations held by the Portfolio (but do not affect the amortized cost valuations). The market value of the obligations held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

  The Portfolio cannot change its investment objective without the "vote of a majority of the outstanding voting securities" as defined in the Act. (See "Voting Rights" in the Statement of Additional Information).

  Year 2000--The investment management services provided to the Fund by Mutual Management Corp. (the "Manager") and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner

                                                                           DATE
INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's custodian, transfer agent and account-ing service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that inter-action with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES

  The net asset value per share of the Portfolio is determined as of 12 noon New York City time on each day that the New York Stock Exchange ("NYSE") is open by dividing the Portfolio's net assets ( i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. As noted above, the Portfolio employs the amortized cost method of valuing portfolio securities and seeks to continue to maintain a constant net asset value of $1.00 per share. See "Valuation of Shares and Amortized Cost Valuation" in the Statement of Additional Information.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES


  The Portfolio declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be reinvested in shares of the Portfolio unless a shareholder has elected to receive distribu-tions in cash. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid at the end of the month in which the redemption occurs. Long-term cap-ital gains, if any, will be distributed annually.

  The Portfolio has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regu-lated investment company,the Portfolio will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distributions, if any, whether in shares or cash, are

                                                                           DATE
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES (CONTINUED)

taxable to shareholders of the Portfolio. Under the Internal Revenue Code, no portion of the Portfolio's distributions will be eligible for the dividends received deduction for corporations.

PURCHASE OF SHARES

  The Portfolio offers one Class of shares (Class A shares) to investors pur-chasing through PFS Investments Registered Representatives. Class A shares are sold to investors without an initial sales charge.

  Initial purchases of shares must be made through a PFS Investments Registered Representative by completing the appropriate application found in the prospec-tus. The completed application should be forwarded to PFS Shareholder Services (the Fund's "Sub-Transfer Agent"), 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30099-0062. Checks drawn on foreign banks must be payable in U.S. dol-lars and have the routing number of the U.S. bank encoded on the check. Subse-quent investments may be sent directly to the Sub-Transfer Agent.

  The minimum initial investment is $1,000 and the minimum subsequent invest-ment is $50, except for purchases through (a) Individual Retirement Accounts ("IRAs") and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respectively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), for which the minimum initial and subse-quent investments are $25. For the Fund's Systematic Investment Plan, the mini-mum initial and subsequent requirement is $25. There are no minimum investment requirements for employees of Travelers Group Inc. ("Travelers") and its sub-sidiaries, including Smith Barney, and Directors or Trustees of any Travelers-affiliated funds, including the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Share certifi-cates are issued only upon a shareholder's written request to the Sub-Transfer Agent.
A shareholder who has insufficient funds to complete any purchase will be charged a fee by PFS Distributors, Inc. ("PFS"), the Fund's distributor, or the Sub-Transfer Agent of $25 per returned purchase.

  The Portfolio's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when the Sub-Transfer Agent receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Portfolio shares are paid for in Federal funds, the order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Portfolio calculates its net asset value. See "Valuation of Shares." Purchase

                                                                           DATE
PURCHASE OF SHARES (CONTINUED)

orders received after 12 noon on any business day are effective as of the next time the net asset value is determined. When orders for the purchase of Port-folio shares are paid for other than in Federal funds, the Sub-Transfer Agent, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day follow-ing its receipt by the Sub-Transfer Agent. All shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent is authorized through pre-authorized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to provide systematic additions to the shareholder's Portfolio account. A share-holder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will be charged a fee of $25 by PFS or the Sub-Transfer Agent.

REDEMPTION OF SHARES

  Shareholders may redeem for cash some or all of their shares of the Portfo-lio at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. If you should have any questions con-cerning how to redeem your account after reviewing the information below, please contact the Sub-Transfer Agent at (800) 544-5445 or Spanish-speaking representatives at (800) 544-7278, or TDD Line for the Hearing Impaired at
(800) 824-1721.

  The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account regis-tration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the sharehold-er(s) has had an address change in the past 45 days, or if the shareholder is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

  Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the

REDEMPTION OF SHARES (CONTINUED)                                           DATE

redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Addi-tionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. A shareholder may utilize the Sub-Transfer Agent's FAX to redeem shares as long as a signa-ture guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Portfolio's regular redemption proce-dure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 12:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

  In all cases, the redemption price is the net asset value per share of the Portfolio next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

  After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the share-holder's bank account of record (defined as a currently established pre-autho-rized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Portfo- lio. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholders' bank account by his/her bank within 48 to 72 hours.

 CONTINGENT DEFERRED SALES CHARGE

  Class A shares of the Cash Portfolio, that were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, con-tinue to be subject to any applicable CDSC of the original fund. Therefore, such Class A

REDEMPTION OF SHARES (CONTINUED)                                           DATE

shares that are redeemed within 12 months of the date of purchase of the orig-inal fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to PFS. The CDSC will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original Fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemp-tion.

  The CDSC on Class A shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares--Automatic Cash Withdrawal Plan"): (c) redemptions of shares within twelve months follow-ing the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation by PFS of the share-holder's status or holdings, as the case may be.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on the exchanges between funds. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, Class A shares may be exchanged for Class A shares of the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made, including the appropriate sales charge.

 FUND NAME

    Concert Investment Series

     Emerging Growth Fund

     International Equity Fund

     Growth Fund

     Growth and Income Fund

     Government Fund

     Municipal Bond Fund
    Concert Social Awareness Fund
    Smith Barney Appreciation Fund Inc.

    Concert Peachtree Growth Fund
    Smith Barney Concert Allocation Series Inc.

     Balanced Portfolio

     Conservative Portfolio

     Global Portfolio

     Growth Portfolio

     High Growth Portfolio

     Income Portfolio
    Smith Barney Investment Grade Bond Fund

  Class A shares of the Portfolio will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

  Excessive exchange transactions may be detrimental to the Portfolio's perfor-mance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event the Portfolio may, at its discre-tion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Portfolio, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds listed under "Exchange Privilege," which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also appli-cable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to share-holders.

 CHECK WRITING PRIVILEGE
  A shareholder holding shares for which certificates have not been issued may appoint the Fund's Sub-Transfer Agent as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank ("Fideli-ty"). The Sub-Transfer Agent issues these drafts on behalf of the Portfolio in books of ten drafts, for which there is a charge by PFS of $7.50 per book. These drafts may be made payable by the shareholder to the order of any person in any amount of $250 or more. When a draft is presented to Fidelity for pay-ment, full and fractional shares required to cover the amount of the draft will be redeemed from the shareholder's account by the Sub-Transfer Agent at the next determined net asset value. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares". Drafts will not be hon-ored for redemption of shares held less than fifteen (15) days, or until the Sub-Transfer Agent is presented with satisfactory evidence that the purchase check has cleared. Any shares for which there are outstanding certificates may not be redeemed by draft. If the amount of the draft is greater than the pro-ceeds of all uncertificated shares held in the shareholder's account, the draft will be returned and the shareholder may be subject to additional charges imposed by banks. A shareholder may not liquidate the entire account by means of a draft. The check writing privilege may be terminated or suspended at any time by PFS or Fidelity. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on the checks. Fidelity will only honor those drafts autho-rized by PFS. A shareholder who has insufficient funds to honor a draft will be charged a fee of $25 by PFS or the Sub-Transfer Agent. To defray administration expenses involved with providing copies of money market drafts, there is a $10 fee for each draft copy requested.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to redeem involuntarily any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. Any applicable CDSC will be deducted from the proceeds of this redemption. (If a shareholder has more than one account in the Portfolio, each account must satisfy the minimum account size.) Before the Fund elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

YIELD INFORMATION


  From time to time the Fund may advertise the yield and effective yield of the Portfolio. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Portfolio or a Class refers to the net investment income generated by an investment in the Portfolio or the Class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be rein-vested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

  Mutual Management Corp. ("MMC" or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) was incorporated in 1968 under the laws of Delaware. It is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., the parent company of Smith Barney. Salomon Smith Barney Holdings Inc.

MANAGEMENT OF THE FUND (CONTINUED)                                         DATE

is a wholly-owned subsidiary of Travelers, which is a diversified financial services holding company engaged, through its subsidiaries, princi-pally in four business segments: Investment Services, Consumer Finance Servic-es, Life Insurance Services and Property & Casualty Insurance Services.

  MMC, Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013. MMC is also the investment manager for numerous other investment companies, and had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion. For the Fund's last fiscal year ended December 31, 1997 the effective rate of the man-agement fee was 0.38% of the Portfolio's average daily net assets. The Portfo-lio's management agreement provides for compensation of the Manager at the following annual rates: 0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion.

  Under the management agreement MMC is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

  The term "Smith Barney" in the title of the Fund has been adopted by permis-sion of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

DISTRIBUTOR

  PFS is located at 3100 Breckinridge Boulevard, Duluth, Georgia 30099-0062. PFS distributes shares of the Fund as principal underwriter and as such con-ducts a continuous offering pursuant to a "best efforts" arrangement requiring PFS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), PFS is paid an annual service fee with respect to Class A shares of the Fund at the annual rate of 0.10% of the average daily net assets of the Class A shares. The fees are paid to PFS which in turn pays PFS Investments to pay its Registered Representatives for servicing share-holder accounts for as long as a shareholder remains a holder of the Class. The service fee is also spent by PFS to cover payments to and expenses of PFS Investments Registered Representatives and other persons who provide share-holder services.

ADDITIONAL INFORMATION


  From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representa-tives that sell shares of the Fund.

  The Fund, an open-end, diversified management investment company, was incor-porated under Maryland law on May 28, 1974. The Fund currently has outstanding three series of shares, representing shares in separate Portfolios--the Cash Portfolio, the Government Portfolio and the Retirement Portfolio --and the Fund's Board of Directors may authorize the creation of additional series of shares. Each share of a Portfolio or Class represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discre-tion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as other-wise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Portfolio's invest-ments.

  First Data Investor Services Group, Inc. located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  PFS Shareholder Services is located at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062 and serves as the Fund's Sub-Transfer Agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their PFS Investments Registered Representative or the Fund's Sub-Transfer agent.

  Also available at the shareholder's request, is an Account Transcript identi-fying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of infor-mation, there is a $15 charge for each Account Transcript requested.

  Additional copies of tax forms are available at the shareholder's request. A $10 charge for each tax form will be assessed.

  Additional information regarding the Sub-Transfer Agent's services may be obtained by contacting the Client Services Department at (800) 544-5445.

--------------------------------------------------------------------------------


                                                 SMITH BARNEY
                                                 -------------------------------
                                                 A Member of TravelersGroup LOGO






                                                  SMITH BARNEY MONEY FUNDS, INC.

                                              3100 Breckinridge Blvd., Bldg. 200
                                                      Duluth, Georgia 30199-0062
                                                                  (800) 544-5445





Part B:	Statement of Additional Information


SMITH BARNEY MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013

STATEMENT OF ADDITIONAL INFORMATION

April 30, 1998

Smith Barney Money Funds, Inc. is a money market fund that invests in high quality money market instruments. The Fund seeks to provide:

Daily Income      Convenience       Daily Liquidity
Stability of Net Asset Value

Shares of the Fund are currently offered in three Portfolios:

Cash Portfolio
Government Portfolio
Retirement Portfolio

	This Statement of Additional information is not a Prospectus. It is intended to provide more detailed information about Smith Barney Money Funds, Inc. (the "Fund") as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the April 30, 1998 Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.

TABLE OF CONTENTS


Statement of Additional Information			Page

Directors and Officers		 2
Investment Restrictions and Fundamental Policies		 4
Computation of Yield		 7
Valuation of Shares and Amortized Cost Valuation		 7
IRA and Other Prototype Retirement Plan		 8
Purchase of Shares		 9
The Management Agreement, Plan of Distribution and Other Services	 9
Voting Rights		11
Custodian, Transfer and Dividend Disbursing Agents		13
Independent Auditors		13
Financial Statements		13
Appendix - Securities Ratings		14


DIRECTORS AND OFFICERS

DONALD R. FOLEY, Director
Retired; 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising); 75.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill; 12083 Morehead, Chapel Hill, North Carolina 27514; Director of twelve investment companies associated with Smith Barney; Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 66.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Smith Barney; Director of forty-two investment companies associated with Smith Barney; Director and President of Mutual Management Corp. ("MMC or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) and Travelers Investment Adviser, Inc. ("TIA"); Chairman of the Board of Smith Barney Strategy Advisors Inc.; Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.; Vice Chairman of Shearson Asset Management; Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited; 64.

RODERICK C. RASMUSSEN, Director
Investment Counselor; 9 Cadence Court, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); 71.

JOHN P. TOOLAN, Director
Retired; 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 67.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney; Senior Vice President and Treasurer of forty-two investment companies associated with Smith Barney; Director and Senior Vice President of the Manager and TIA; 40.

PHYLLIS M. ZAHORODNY, Vice President and Investment Officer
Managing Director of Smith Barney; Prior to August, 1993, Managing Director and Portfolio Manager of Shearson Lehman Brothers Inc.; 39.

MARTIN R. HANLEY, Investment Officer
Vice President of Smith Barney; Prior to August, 1993, Vice President and Senior Trader of Shearson Lehman Brothers; 31.

__________________
* Designates a director who is an "interested person" of the Fund, as defined under the Investment Company Act of 1940.

IRVING DAVID, Controller and Assistant Secretary
Vice President of Smith Barney and the Manager; Controller of 2 investment companies associated with Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment Management Company; 36.

CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney; Secretary of forty-two investment companies associated with Smith Barney; Secretary and General Counsel of the Manager and TIA; 47.

	The business address of each of the officers of the Fund listed above is 388 Greenwich Street, New York, NY 10013. Such persons are compensated by
Smith Barney and are not separately compensated by the Fund. On April 3, 1998, directors and officers owned in the aggregate less than 1% of the outstanding securities of each Portfolio.

	The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


COMPENSATION TABLE


										Total
										Number
					Pension or				of Funds
					Retirement				for Which
					Benefits				Person
					Accrued as	   Total		Serves
		Aggregate		Part of	   Compensation 	Within
Name		Compensation	Fund's	   from Fund	Fund
of Person	From the Fund	Expenses	   Complex		Complex

Joseph H. Fleiss**+	$32,984.00		$0	$54,900 	     10
Donald R. Foley**	 	33,084.00  		0	55,400 	     10
Paul Hardin 		33,084.00		0	73,000 	     12
Francis P. Martin**	32,784.00		0	53,000	     10
Heath B. McLendon*	      0		0	    0		     42
Roderick C. Rasmussen	33,084.00		0	55,400 	     10
John P. Toolan**		33,084.00		0	55,400	     10


________________________________________
  * 	Designates a director who is an "interested person" of the Fund.

**	Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the Fund: Joseph H.
Fleiss: $15,642, Donald R. Foley: $15,642, Francis P. Martin: $32,784 and
John P. Toolan: $33,084, and the following amounts of their total compensation from the Fund Complex: Joseph H. Fleiss: $21,000, Donald R.
Foley: $21,000, Francis P. Martin: $53,000 and John P. Toolan: $55,400

+	Effective January 1, 1998, Mr. Fleiss became a Director Emeritus. Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation from the Fund to Emeritus Directors totaled $16,292.



INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES

	The Portfolios are subject to following restrictions and policies that are "fundamental," which means that they cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of a Portfolio affected by the change, as defined in the Investment Company Act of 1940 (the "Act") and in accordance with Rule 18f-2 thereunder (see "Voting Rights").
The Portfolios are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the Fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All Portfolios. Without the approval of a majority of its outstanding voting securities, no Portfolio may:

1.	invest in a manner that would cause it to fail to be a "diversified
company" under the 1940 Act and the 	rules, regulations and orders
thereunder taking into account any rule or order of the SEC exempting the Portfolio from the limitation imposed by Section 12(d)(1) of the 1940 Act. (However, since each of the Portfolios operates as money market fund under Rule 2a-7 under the Act, compliance with Rule 2a-7 is deemed to satisfy the diversification requirements otherwise applicable to diversified investment companies under the 1940 Act.)

2.	issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940
Act and the rules, regulations and orders thereunder.

3.	borrow money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 -
1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.	make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited
partnerships owning or 	otherwise engaging in the real estate business
or the business of investing in real estate) and securities 	which
are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies).


Additional Fundamental Policies - Cash and Retirement Portfolios. In addition to the fundamental policies stated above for all Portfolios:

1.	Neither the Cash Portfolio nor the Retirement Portfolio may invest less than 25% of its assets in bank obligations (including both domestic and foreign bank obligations) and reserves freedom of action to concentrate in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities.


Nonfundamental Policies.  As a nonfundamental policy, no Portfolio may:

1.	purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

2.	invest in securities of other investment companies except as may be acquired as part of a merger, consolidation, or acquisition of assets;

3. purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid;

4.	invest in oil and gas interests;

5.	invest in any company for the purpose of exercising control;

6. write or purchase put or call options.

	All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.
Notwithstanding any of the foregoing investment restrictions, each of the Cash Portfolio, the Government Portfolio and the Retirement Portfolio may invest up to 100% of its assets in U.S. Government Obligations.

Reverse Repurchase Agreements. The Government Portfolio may invest 1/3 of its total assets in reverse repurchase agreements and to enter into reverse repurchase agreements with broker/dealers and other financial institutions including the Fund's custodian. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." Such transactions are only advantageous if the Government Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Government Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Government Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Government Portfolio with securities having a value equal to or greater than such commitments.

Time Deposits.	 The Cash Portfolio and the Retirement Portfolio may
invest in fixed time deposits with an ultimate maturity of not more than six months. In addition, each of these Portfolios currently intends to limit to 10% of its total assets investment in fixed time deposits with a maturity of from two business to seven calendar days and will invest only if, when combined with other illiquid assets of the Portfolio, not more than 10% of its assets would be invested in all such instruments. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Asset-Backed Securities. The Cash and Retirement Portfolios may invest in asset-backed securities arising through the grouping by governmental, government-related and private organization of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. In periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

Illiquid and Restricted Securities. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A.
 The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolios may also purchase restricted securities that are not registered under Rule 144A.

The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment restrictions applicable to any such additional Portfolio would be established by the Board of Directors at the time such Portfolio were established and may differ from those set forth above. In the event of the liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution of any general assets not belonging to any particular Portfolio that are available for distribution based upon the relative net assets of the respective Portfolios.


COMPUTATION OF YIELD

For the seven-day period ended December 31, 1997, the yield for the Cash Portfolio was 5.09% (the effective yield was 5.22%) for Class A shares, 5.15% (the effective yield was 5.28%) for Class C shares, and 5.30% (the effective yield was 5.45%) for Class Y shares, with an average dollar-weighted portfolio maturity of 73 days; the yield for the Government Portfolio was 5.08% (the effective yield was 5.20%) for the Class A and Class C shares and 5.19% (the effective yield was 5.33%) for the Class Y shares with an average dollar-weighted maturity of 68 days; and the yield for the Retirement Portfolio was 5.04% (the effective yield was 5.17%) with an average dollar-weighted portfolio maturity of 65 days. The Fund quotes current yield of each Portfolio and class by dividing the net change in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. (Net change in account value being the value of additional shares purchased with dividends from original shares and dividends declared on both original shares and any additional shares, but does not include any changes in unrealized appreciation or depreciation.) In addition, for each Portfolio and class the Fund may from time to time quote effective yield figures assuming the compounding of dividends. The effective yield will be slightly higher than the yield because of the compounding effect. The Fund also quotes for each Portfolio and class the average dollar-weighted portfolio maturity for the corresponding seven-day period.

Although principal is not insured and there can be no assurance that a $1.00 per share net asset value will be maintained, it is not expected that the net asset value of any Portfolio's shares will fluctuate because the Fund uses the amortized cost method of valuation. (See "Valuation of Shares" below.) Investors should bear in mind that yield is a function of the type, quality and maturity of the instruments in a Portfolio, and the Portfolio's operating expenses. While current yield information may be useful, investors should realize that each Portfolio's current yield will fluctuate, is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.

VALUATION OF SHARES AND AMORTIZED COST VALUATION

The Prospectus states that net asset value will be determined on any day the New York Stock Exchange is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the Act. The amortized cost method of valuation of the Fund's portfolio securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount from or premium to the stated principal amount of the security, regardless of the impact of fluctuating interest rates its market value. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yields to investors in the Fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income.

The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Fund's price per share to change from $1.00.


IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income* ("AGI"). For married couples filing jointly, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is $60,000 or more ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1997.

Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

PURCHASE OF SHARES

	Letter of Intent - Class Y Shares. A Letter of Intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y Shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or the Transfer Agent for further information.


THE MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION AND OTHER SERVICES

Manager

MMC manages the day to day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio. Under the management agreements, the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio. It also furnishes each Portfolio with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the Fund. MMC is a subsidiary of Salomon Smith Barney Holdings, Inc., which is a subsidiary of Travelers Group Inc., a publicly owned financial services company.

For the years 1995, 1996 and 1997, the management fee for the Cash
Portfolio was $85,620,015, $103,013,084 and $117,380,871, respectively; the management fee for the Government Portfolio was $17,222,206, $18,688,740 and $19,475,520, respectively, and for the Retirement Portfolio was $5,043,576, $5,588,496 and $5,982,179, respectively.

The respective Portfolios' management agreements, which were approved by their shareholders on September 16, 1994 and became effective on November 21, 1994, provide for daily compensation of the Manager at the following annual rates: (1) Cash Portfolio - 0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; (2) Government Portfolio - 0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion; and (c) Retirement Portfolio - 0.45% on the first $1 billion of the Portfolio's net assets, 0.40% on the next $1 billion and 0.35% on net assets in excess of $2 billion.

Each Portfolio's management agreement further provides that all other expenses not specifically assumed by the Manager under the agreement are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books, performing portfolio valuations, and for rendering other services to the Fund) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Fund's shares under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares are not deemed sales or promotion expenses.

The Manager has agreed that if in any fiscal year the total expenses of any Portfolio, exclusive of taxes, brokerage, interest and extraordinary expenses, exceed 0.70% of the average daily net assets for that fiscal year of the Portfolio, the Manager will reduce its fee to the extent of such excess, or reimburse any such excess amount to the relevant Portfolio. The 0.70% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

Each Portfolio's management agreement will continue in effect if specifically approved annually by a majority of the directors of the Fund, including a majority of the directors who are not parties to such contract or "interested persons" of any such party. Each agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of "a majority of the outstanding voting securities" of such Portfolio as defined in the Act and Rules thereunder which is discussed below under "Voting Rights."

Each agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Plan of Distribution

The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the "Plan") under which a service fee is paid by each of Class A and Class C to Smith Barney for shares of the Portfolios attributable to Smith Barney at an annual rate of 0.10% of such Class A shares' average daily net assets. See "Distributor" in the Prospectus. In addition, the Plan provides for a service fee to be paid to PFS Distributors, Inc. by each Class A share held in accounts attributable to PFS Distributors, Inc. at an annual rate of 0.10% of such Class A shares average daily net assets.

Brokerage

The Manager places orders for the purchase and sale of securities for the Portfolios of the Fund. All of the Fund's portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Smith Barney.

VOTING RIGHTS

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by "vote of a majority of the outstanding voting securities" (as defined below) of each Portfolio or class affected by the matter. Rule 18f-2 further provides that a Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in a matter are identical or that the matter does not affect any interest of the Portfolio or class. Under the Rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding voting securities of the Portfolio affected by the matter. The Rule, however, also provides that the ratification of independent public accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record of beneficially 5% or more of any Class of the Cash Portfolio as of April 3, 1998:

Cash Portfolio Class C Shares

Frontier Trust Company as TTEE, Laser Technologies Employees 401K Plan,
PO Box 190, Exton, PA, 19341 owned of record 57,691.74 shares (12.60%); Frontier Trust Company as TTEE, Mens Apparel Guild in California, Attn.: Joe Loggia, 6200 Canoga Avenue, Suite 303, Woodland Hills, CA 91367, owned of record 57,292.37 shares (12.51%); Frontier Trust Company as TTEE, Greenhill & Co. 401K Plan, 31 West 52nd Street, New York, NY 10101 owned of record 49,140.04 shares (10.73%); Frontier Trust Company as TTEE, Sioux City Tent & Awning Co. Inc., DBA Mullin Awning & Siding 401k Plan, 811 Steuben Street, Sioux City, IA 51101 owned of record 33,120.24 shares (7.23%); Health Partners of Philadelphia Inc., Zubair M. Ali, 23 Sumac Court, Newark, DE 19702 owned of record 32,902.68 shares (7.19%); Frontier Trust Company as TTEE, Northstar Sportswear Company 401K Plan, PO Box 569, Kingston, WA 98346 owned of record 32,176.58 shares (7.03%); Frontier Trust Company as TTEE, Peer Bearing Company Union Employees Money Purchase Plan, 241 W Palatine Road, Wheeling, IL 60090 owned of record 28,031.47 shares (6.12%); Tanco Engineering Inc. C/O Leggette & Co., Attn.: Mary V. Boggs, 4131 N. Central Expressway, Suite 1100, Dallas, TX owned of record 27,214.94 shares (5.94%); Frontier Trust Company as TTEE, Medford Electrical Contracting Corp., Attn.: John B. Giacalone, 1011 Fellsway, Medford, MA 02155 owned of record 23,701.39 shares (5.18%).

Cash Portfolio Class Y Shares

Cogen Tech Financial Ser. LP, Attn.: Dick Lydecker, 711 Louisiana Street,
33rd Floor, Houston, TX 77002 owned of record 10,000,000.00 shares (20.35%); Jay Norton Zidell TTEE, FBO Jay Norton Zidell Trust, U/A/D 11/01/91, 6900 SE Riverside Drive #27, Vancouver, WA 98664 owned of record 8,521,301.07 shares (17.33%); Cynthia L. Ulstron, 5141 N. Alto Lane, Oak Harbor, WA 98277 owned of record 4,694,705.79 shares (9.55%); Rooke Corp., D/B/A Aviation Equipment Inc.,
Attn.: Jim Shaw V.P./CFO, 7230 Fulton Avenue, North Hollywood, CA 91605 owned of record 4,396,561.06 shares (8.94%); Patricia E. Rodeheaver TTEE, FBO Patricia E. Rodeheaver U/A/D 5/11/90, 1 Lakeridge Lane, Warrentown, MO 63383 owned of record 4,282,787.74 (8.71%); Edward W. Machala, PO Box 568, Exeter, RI 02822 owned of record 3,013,131.84 (6.13%); QAD Inc., Attn.: Treasury, 6450 Via Real, Carpinteria, CA 93013 owned of record 2,946,028.55 shares (5.99%).

Cash Portfolio Class Z Shares

Citibank NA TTEE, Travelers Group Inc. Master TR, 401K Savings Plan,
Attn.: Nancy Kronenberg, 111 Wall Street, New York, NY 10005 owned of record 2,787,477.55 shares (99.79%).

Following are the names, addresses and percent ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Government Portfolio as of April 3, 1998:

Government Portfolio Class C Shares

Jerry L. Calkins, Smith Barney Inc. Rollover Custodian, 8694 W. 101
Street, Overland Park, KS 66212 owned of record 61,745.47 shares (25.56%); Frontier Trust Company as TTEE, Southern Floral Company, PO Box 1313, Houston, TX 77251 owned of record 37,261.43 shares (15.43%); H. Walker Harris MD, Smith Barney Inc. Rollover Custodian, 2860 Cromwell Drive, Columbus, GA 31906 owned of record 25,138.11 shares (10.41%); Terry Donofrio, Smith Barney Inc. IRA Custodian, 21 Glenair Avenue, Waldwick, NJ 07463 owned of record 22,507.03 shares (9.32%); Henry N. Hand, 18 Chestnut Oak Drive, Cape May Court House, NJ 08210 owned of record 18,074.92 shares (7.48%); James F. Burgess Jr., M. Kathleen Burgess JTWROS, 5901 Lakeshore Drive, Columbia, SC 29206 owned of record 17,451.50 shares (7.22%); Ward G. Pennebaker, Smith Barney Inc. Sep. Custodian. 7510 Inwood, Houston, TX 77063 owned of record 16,199.88 shares (6.70%).

Government Portfolio Class Y Shares

Rodney A. Hanes Jr., 364 Laurel Road, New Canaan Court 06840 owned or record 8,078,970.19 shares (50.95%); William M. Haber, 54 Wilton Road, Westport, CT 06880 owned of record 5,453,177.94 shares (34.39%); James E. Smith and Jeralyn K. Talcott JTWROS, Main Court, 2525 Trumble Creek Road, Kalispell, MT 59901 owned of record 1,110,389.27 shares (7.00%).


CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENTS

PNC Bank, National Association, a national banking association with offices at 17th and Chestnut Streets, Philadelphia, Pennsylvania, (the "Custodian"), serves as custodian of the Fund's investments. First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109, serves as the Fund's dividend disbursing and transfer agent.


INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as independent auditors for the Fund for its fiscal year ending December 31, 1998 to examine and report on their examination of the financial statements and financial highlights of the Fund.


FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the Fund's 1997 Annual Report to Shareholders, a copy of which is furnished with this Statement of Additional information:


		Pages in
		Annual Report

Statements of Assets and Liabilities	17
Statements of Operations  			18
Statement of Changes in Net Assets 		19-21
Notes to Financial Statements			22-26
Financial Highlights 				27-29
Independent Auditors' Report 			30



APPENDIX - SECURITIES RATINGS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Rating Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	Plus (+) or Minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	 - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

Fitch IBCA, Inc.

	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

	Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderated reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage rations, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

	Fitch's short-term ratings are as follows:

	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

	F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Duff & Phelps Inc.

	Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

	Duff 1 -  Indicates a high certainty of timely payment.

	Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thompson BankWatch ("TBW")

	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



PART C - OTHER INFORMATION


Item 24.	Financial Statement and Exhibits

	(a)	Financial Statements
				Location in:
		Part A	Part B
		Annual Report
	Statements of Assets and Liabilities	-	*

	Statements of Operations	-	*

	Statements of Changes in Net Assets	-	*

	Notes to Financial Statements	-	*

______________

*The Registrant's Annual Reports for the fiscal year ended December 31, 1997 and the Reports of Independent Accountants dated February 10 1998 are incorporated by reference to the N-30D filed on March
2, 1998 as Accession # 91155-98-000128.


All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

	(b)	Exhibits

	(1)	(a)	Articles Supplementary to the Articles of
Incorporation dated November 7, 1985, January 30,
1984, August 12, 1980 and May 8, 1980 are
incorporated by reference to Exhibits (a) through
(d) to Post-Effective Amendment No. 32.

		(b)	Articles Supplementary to the Articles of
Incorporation dated December 5, 1990 and Articles of
Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective
Amendment No. 35.

		(c)	Articles of Amendment to the Articles of
Incorporation dated October28,1992 and Articles
Supplementary to the Articles of Incorporation dated
December 8, 1992 are incorporated by reference to
Exhibit 1(c) and (d) to Post-Effective Amendment No.
41.

	(2)	Bylaws are incorporated by reference to Exhibit 2 to
Post-Effective Amendment No. 32.

	(3)	Not applicable.

	(4)	Specimen Stock Certificates for the Cash Portfolio,
Government Portfolio and Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32.

	(5)	(a)	Management Agreement - U.S. Treasury Portfolio is
incorporated by reference to Exhibit 5(a) to Post-
Effective Amendment No. 34.

		(b)	Management Agreement for the Cash Portfolio is
incorporated by reference to Exhibit 5(b) to Post-
Effective Amendment No. 44.

		c)	Management Agreement for the Government Portfolio is
incorporated by reference to Exhibit 5(c) to Post-
Effective Amendment No. 44.

		(d)	Management Agreement for the Retirement Portfolio is
incorporated by reference to Exhibit 5(d) to Post-
Effective Amendment No. 44.

	(6)	Underwriting Agreement is incorporated by reference to
Exhibit 6 to Post-Effective Amendment No. 32.

	(7)	Not applicable.

	(8)	Custodian Agreement is incorporated by reference to
Exhibit 8 to Post-Effective Amendment No. 32.

	(9)	Form of Transfer Agency Agreement is incorporated by
reference to Exhibit 9 to Post-Effective Amendment No.
49.

	(10)	Previously Filed

	(11)	(i) Auditors' Report (see the Annual Report to
Shareholders which is incorporated by reference in the Statement of Additional Information)

		(ii)  Auditors' Consent (filed herewith)

	(12)	Previously Filed.

	(13)	Not applicable.

	(14)	Previously Filed.

	(15)	(a)	Plan of Distribution Pursuant to Rule 12b-1 for the
Cash Portfolio is incorporated by reference to
Exhibit 15(a) to Post-Effective Amendment No. 44.

		(b)	Plan of Distribution Pursuant to Rule 12b-1 for the
Government Portfolio is incorporated by reference to
Exhibit 15(b) to Post-Effective Amendment No. 44.

		(c)	Plan of Distribution Pursuant to Rule 12b-1 for the
Retirement Portfolio is incorporated by reference to
Exhibit 15 to Post-Effective Amendment No. 42.

	(16)	Schedule of 7 Day Yield Computation is incorporated by
reference to Exhibit 16 to Post-Effective Amendment No.
29.

	(17)	Financial Data Schedule (filed herewith)

	(18)	Plan 3 pursuant to Rule 18f-3 is incorporated by
reference to Exhibit 18 to Post-Effective Amendment No.
47.

Item 25.	Persons Controlled by or under Common Control with
Registrant

	(None)


Item 26.	Number of Holders of Securities	Number of Record Holders
on
	Title of Class	April 3, 1998

	Cash Portfolio
	Class A	2,419,870
	Class C	90
	Class Y	36
	Class Z	2
	Government Portfolio
	Class A	213,325
	Class C	30
	Class Y	12
	Class Z	1

	Retirement Portfolio
	Class A	163,305

Item 27.	Indemnification

		Reference is made to Article SEVENTH of Registrant's Articles of Incorporation for a complete statement of its terms.

		Subparagraph (9) of Article SEVENTH provides: "Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Mutual Management Corp.
(Registrant's Manager) (formerly Smith Barney Mutual Funds
Management Inc.) and affiliated investment companies.


Item 28.	Business and other Connections of Investment Adviser

	Information as to the Directors and Officers of Mutual
Management Corp. is included in its Form ADV (File No.
801-8314), filed with the 	Commission, which is
incorporated herein by reference thereto.

Item 29.	Principal Underwriters


(a)	Smith Barney Inc. ("Smith Barney ") acts as
principal underwriter for
Concert Investment Series
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc.
and various series of unit investment trusts.


(b)	The information required by this Item 29 with
respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-8177)

(c)	not applicable


Item 30.	Location of Accounts and Records

PNC Bank, National Association, 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, and First Data Investor
Services Group, Inc., 53 State Street, Boston,
Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively, required by Section 31(a) of the 1940 Act.

All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2) of the 1940 Act.

Item 31.	Management Services

	Not applicable.

Item 32.	Undertakings

	(a)	Not applicable

	(b)	Not applicable

(c)	Registrant undertakes to furnish each person to
whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the27th day of April 1998.

	SMITH BARNEY MONEY FUNDS, INC.


	By: /s/ Heath B. McLendon
		Heath B. McLendon
		Chairman of the Board, President and
		Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date

/s/Heath B. McLendon            	Chairman of the
Board,	April 27, 1998
(Heath B. McLendon)	President and Chief
	Executive Officer


/s/Donald R. Foley*                 	Director	April
27, 1998
(Donald R. Foley)


/s/ Paul Hardin*                       	Director	April
27, 1998
(Paul Hardin)


/s/Roderick C. Rasmussen*      	Director	April
27, 1998
(Roderick C. Rasmussen)


/s/John P. Toolan*                     	Director	April
27, 1998
(John P. Toolan)


/s/Lewis E. Daidone                  	Treasurer
(Principal	April 27, 1998
(Lewis E. Daidone)	Financial and
	Accounting Officer)


*By: /s/ Christina T. Sydor        		April 27,
1998
	Christina T. Sydor
	Pursuant to Power of Attorney



EXHIBIT INDEX


Exhibit No.	Exhibit

(11) (ii)	Consent of KPMG Peat Markwick LLP

(17)	Financial Data Schedule